Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Strategies Portfolio
September 30, 2025
VIPVS-NPRT3-1125
1.808798.121
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 4.0%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear Inc (a)	176,500	10,196,594
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd (a)	149,900	13,591,925
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc	50,500	4,444,377
Materials - 0.9%
Chemicals - 0.9%
Methanex Corp (United States)	200,300	7,963,928
TOTAL CANADA		36,196,824
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
Prudential PLC	343,100	4,803,304
Prudential PLC rights (b)(c)	343,100	26,608

TOTAL HONG KONG		4,829,912
PORTUGAL - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Galp Energia SGPS SA	456,400	8,626,966
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
Popular Inc	77,300	9,817,873
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (d)(e)	115,500	4,000,621
UNITED STATES - 91.7%
Communication Services - 1.8%
Interactive Media & Services - 0.7%
ZoomInfo Technologies Inc (c)	630,400	6,877,664
Media - 1.1%
Nexstar Media Group Inc (a)	48,400	9,570,616
TOTAL COMMUNICATION SERVICES		16,448,280

Consumer Discretionary - 10.3%
Automobile Components - 0.9%
Patrick Industries Inc (a)	83,576	8,644,266
Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations Inc (c)	173,300	7,245,673
Household Durables - 1.8%
Somnigroup International Inc	87,100	7,345,143
TopBuild Corp (c)	23,600	9,224,296
		16,569,439
Leisure Products - 1.7%
BRP Inc Subordinate Voting Shares (a)	120,600	7,332,882
Hasbro Inc	105,300	7,987,005
		15,319,887
Specialty Retail - 4.3%
Bath & Body Works Inc	306,300	7,890,288
Lithia Motors Inc Class A	26,000	8,216,000
Penske Automotive Group Inc	34,700	6,034,677
Signet Jewelers Ltd (a)	81,200	7,788,704
Upbound Group Inc	379,100	8,958,133
		38,887,802
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp (a)	82,900	6,944,533
TOTAL CONSUMER DISCRETIONARY		93,611,600

Consumer Staples - 4.8%
Beverages - 2.0%
Constellation Brands Inc Class A	43,600	5,871,612
Keurig Dr Pepper Inc	195,900	4,997,409
Primo Brands Corp Class A	312,600	6,908,460
		17,777,481
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree Inc (c)	63,900	6,030,243
Food Products - 2.2%
Bunge Global SA	104,800	8,515,000
Darling Ingredients Inc (c)	242,663	7,491,007
Ingredion Inc	32,300	3,944,153
		19,950,160
TOTAL CONSUMER STAPLES		43,757,884

Energy - 5.9%
Energy Equipment & Services - 2.6%
Expro Group Holdings NV (a)(c)	928,500	11,030,580
Weatherford International PLC	179,300	12,269,499
		23,300,079
Oil, Gas & Consumable Fuels - 3.3%
Core Natural Resources Inc (a)	116,347	9,712,648
Phillips 66	87,300	11,874,546
Targa Resources Corp	51,400	8,611,556
		30,198,750
TOTAL ENERGY		53,498,829

Financials - 15.3%
Banks - 2.4%
East West Bancorp Inc	98,193	10,452,645
First Citizens BancShares Inc/NC Class A	6,200	11,092,792
		21,545,437
Capital Markets - 2.5%
Ameriprise Financial Inc	18,100	8,891,625
LPL Financial Holdings Inc	12,800	4,258,432
Raymond James Financial Inc	55,600	9,596,560
		22,746,617
Consumer Finance - 1.8%
OneMain Holdings Inc	172,400	9,733,704
SLM Corp	251,700	6,967,056
		16,700,760
Financial Services - 4.9%
Apollo Global Management Inc	59,700	7,956,219
Global Payments Inc	112,300	9,329,884
NCR Atleos Corp (c)	237,600	9,340,056
PennyMac Financial Services Inc	59,300	7,346,084
WEX Inc (c)	60,100	9,467,553
		43,439,796
Insurance - 3.7%
Assurant Inc	42,900	9,292,140
First American Financial Corp	110,670	7,109,440
Reinsurance Group of America Inc	46,005	8,838,941
Travelers Companies Inc/The	31,700	8,851,274
		34,091,795
TOTAL FINANCIALS		138,524,405

Health Care - 8.9%
Health Care Equipment & Supplies - 2.4%
Lantheus Holdings Inc (a)(c)	106,900	5,482,901
QuidelOrtho Corp (c)	339,700	10,004,165
Solventum Corp (c)	81,900	5,978,700
		21,465,766
Health Care Providers & Services - 4.7%
Acadia Healthcare Co Inc (c)	434,700	10,763,172
AdaptHealth Corp (c)	667,200	5,971,440
CVS Health Corp	176,700	13,321,413
Molina Healthcare Inc (c)	66,600	12,744,576
		42,800,601
Life Sciences Tools & Services - 1.8%
ICON PLC (c)	40,200	7,035,000
IQVIA Holdings Inc (c)	50,600	9,610,964
		16,645,964
TOTAL HEALTH CARE		80,912,331

Industrials - 19.3%
Air Freight & Logistics - 1.8%
FedEx Corp	27,800	6,555,518
GXO Logistics Inc (c)	181,300	9,588,957
		16,144,475
Building Products - 0.9%
Builders FirstSource Inc (c)	65,600	7,954,000
Commercial Services & Supplies - 2.4%
Brink's Co/The	74,600	8,717,756
Driven Brands Holdings Inc (a)(c)	369,900	5,959,089
HNI Corp (a)	103,400	4,844,290
Vestis Corp (a)	603,900	2,735,667
		22,256,802
Construction & Engineering - 1.5%
Centuri Holdings Inc (c)	196,000	4,149,320
Fluor Corp (c)	108,800	4,577,216
WillScot Holdings Corp	235,600	4,973,516
		13,700,052
Electrical Equipment - 1.0%
Regal Rexnord Corp	60,600	8,692,464
Ground Transportation - 3.1%
Ryder System Inc	43,500	8,205,840
Saia Inc (c)	20,800	6,226,688
U-Haul Holding Co Class N	141,100	7,181,990
XPO Inc (c)	51,500	6,657,405
		28,271,923
Machinery - 4.9%
Allison Transmission Holdings Inc	95,000	8,063,600
CNH Industrial NV Class A	638,900	6,932,065
Gates Industrial Corp PLC (c)	348,200	8,642,324
Oshkosh Corp	74,700	9,688,591
Terex Corp	130,500	6,694,650
Timken Co/The (a)	53,100	3,992,058
		44,013,288
Professional Services - 2.3%
Amentum Holdings Inc (c)	302,600	7,247,270
First Advantage Corp (a)(c)	504,300	7,761,177
KBR Inc	134,400	6,355,776
		21,364,223
Trading Companies & Distributors - 1.4%
Herc Holdings Inc (a)	65,400	7,629,564
Wesco International Inc	24,500	5,181,750
		12,811,314
TOTAL INDUSTRIALS		175,208,541

Information Technology - 8.3%
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics Inc (c)	76,300	9,232,300
Avnet Inc	158,200	8,270,696
		17,502,996
Semiconductors & Semiconductor Equipment - 2.6%
First Solar Inc (c)	63,700	14,047,761
ON Semiconductor Corp (c)	195,200	9,625,312
		23,673,073
Software - 0.7%
NCR Voyix Corp (a)(c)	493,900	6,198,445
Technology Hardware, Storage & Peripherals - 3.1%
Sandisk Corp/DE	97,800	10,973,160
Western Digital Corp	146,600	17,600,796
		28,573,956
TOTAL INFORMATION TECHNOLOGY		75,948,470

Materials - 4.2%
Chemicals - 0.7%
Mosaic Co/The	190,300	6,599,604
Containers & Packaging - 1.8%
O-I Glass Inc (c)	348,800	4,523,936
Smurfit WestRock PLC	272,100	11,583,297
		16,107,233
Metals & Mining - 1.7%
Constellium SE (c)	573,300	8,530,704
Reliance Inc	25,200	7,076,916
		15,607,620
TOTAL MATERIALS		38,314,457

Real Estate - 7.0%
Health Care REITs - 2.3%
Ventas Inc	160,000	11,198,400
Welltower Inc	53,400	9,512,676
		20,711,076
Industrial REITs - 2.1%
Prologis Inc	78,547	8,995,202
Rexford Industrial Realty Inc	255,900	10,520,049
		19,515,251
Real Estate Management & Development - 1.0%
Jones Lang LaSalle Inc (c)	31,700	9,455,476
Residential REITs - 1.1%
Sun Communities Inc	74,600	9,623,400
Specialized REITs - 0.5%
Equinix Inc	5,700	4,464,468
TOTAL REAL ESTATE		63,769,671

Utilities - 5.9%
Electric Utilities - 3.2%
Constellation Energy Corp	26,633	8,764,121
Eversource Energy	131,700	9,369,138
PG&E Corp	738,200	11,132,056
		29,265,315
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	780,400	10,270,064
Multi-Utilities - 1.6%
Sempra	159,100	14,315,818
TOTAL UTILITIES		53,851,197

TOTAL UNITED STATES		833,845,665
ZAMBIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
First Quantum Minerals Ltd (c)	453,500	10,258,087
TOTAL COMMON STOCKS (Cost $771,302,413)		907,575,948

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	1,573,310	1,573,625
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	61,006,483	61,012,584
TOTAL MONEY MARKET FUNDS (Cost $62,586,259)			62,586,209

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $833,888,672)	970,162,157
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(59,611,621)
NET ASSETS - 100.0%	910,550,536

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,000,621 or 0.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,000,621 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $19,195,797.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,250,567	159,322,492	168,999,075	187,473	(309)	(50)	1,573,625	1,573,310	0.0%
Fidelity Securities Lending Cash Central Fund	12,655,829	286,220,441	237,863,686	147,904	-	-	61,012,584	61,006,483	0.2%
Total	23,906,396	445,542,933	406,862,761	335,377	(309)	(50)	62,586,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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